RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
RESERVES [abstract]
Schedule of appropriations to reserves
	2016	2016	2017	2017	2018	2018
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000

Statutory surplus reserve	10%	117,050	10%	101,982	10%	83,612

Schedule of movements of special reserve - safety production fund
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	-
Appropriation for retained earnings	204,792	227,250	242,456
Utilisation	(204,792)	(227,250)	(242,456)
End of the year	-	-	-

Schedule of movement of other comprehensive income of the Group
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	181,941
Addition due to fair value changes on available-for-sale investments	-	242,588	-
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	-	(60,647)	-
End of the year	-	181,941	181,941